Business Combinations And Capital Reorganization - Summary of Details of the Purchase Consideration (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Nov. 02, 2023	Aug. 04, 2022
Albert Buettner GmbH [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	€ 10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	24,972	€ 24,972
AR Electronic Solutions SL [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	4,200
Deferred consideration (in shares)	6,300
Settlement of pre-existing trade receivables with the Group	(1,463)
Settlement of pre-existing trade payables with the Group	998
Total	10,035
Coil, Inc [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Amount paid (in cash)	1,155		€ 1,155
Amount paid (in shares)	2,417
Total	€ 3,572		€ 3,572